Supplemental Schedule of Noncash Investing and Financing Activities (HOST HOTELS & RESORTS, L.P.) - Additional Information (Detail) In Millions, unless otherwise specified			1 Months Ended	12 Months Ended							1 Months Ended
	Apr. 29, 2011 Hilton Melbourne South Wharf USD ($)	Apr. 29, 2011 Hilton Melbourne South Wharf AUD	Sep. 02, 2010 W New York Union Square USD ($)	Dec. 31, 2011 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS L.P. USD ($)	Jun. 28, 2011 HOST HOTELS & RESORTS L.P. Secondary Fund	Apr. 29, 2011 HOST HOTELS & RESORTS L.P. Hilton Melbourne South Wharf USD ($)	Apr. 29, 2011 HOST HOTELS & RESORTS L.P. Hilton Melbourne South Wharf AUD	Mar. 17, 2011 HOST HOTELS & RESORTS L.P. Manchester Grand Hyatt San Diego Common Units USD ($) PartnershipUnit	Jun. 28, 2011 HOST HOTELS & RESORTS L.P. Le Meridien Piccadilly USD ($)	Jun. 28, 2011 HOST HOTELS & RESORTS L.P. Le Meridien Piccadilly GBP (£)	Sep. 02, 2010 HOST HOTELS & RESORTS L.P. W New York Union Square USD ($)	Jun. 30, 2011 HOST HOTELS & RESORTS L.P. Exchangeable Senior Debentures 3.25 Percent USD ($)
Cash Flow Supplemental Disclosures [Line Items]
Common operating partnership units, value				$ 5	$ 15	$ 18
Shares issued for converted units, shares				0.3	1.2	3.4
Value of debentures converted to equity														134
Debt interest rate														3.25%
Debt converted into shares of Host Inc. common stock														8.8
Property transfer price											102	64
Mortgage debt assumed											52.0	32.0
Capital lease transferred											61	38
Host's limited partner interest							33.40%
Proceeds from transfer of Le Meridien Piccadilly to the Euro JV Fund II				40							40	25
Ownership percentage acquired			90.00%					75.00%	75.00%				90.00%
Mortgage debt assumed in connection with acquisition	86	80	115					86	80				115
OP Units exchanged for ownership right, units										300,000
OP Units exchanged for ownership right, value										6.0
Mortgage debt at fair value, premium			119										119
Other liabilities			$ 8.5										$ 8.5